Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000263902 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000263902 | 1 - 7 Days
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000263902 | 8 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000263902 | 31 - 60 Days
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000263902 | 61 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000263902 | 91 - 180 Days
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000263902 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000263902 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000263902 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000263902 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000058929 | 922908363
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000058929 | 921932505
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000058929 | 921932703
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000058929 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000058929 | 78463X202
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000058929 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000058929 | 464287457
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000058929 | 46434G822
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000058929 | 52110K509
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000058929 | 464288117
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000058929 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000058929 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000058929 | SectorCommodity
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058929 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000058930 | 922908363
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000058930 | 921932505
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000058930 | 921932703
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000058930 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000058930 | 78463X202
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000058930 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000058930 | 464287457
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000058930 | 46434G822
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000058930 | 52110K509
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000058930 | 464288117
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000058930 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000058930 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000058930 | SectorCommodity
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058930 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240316 | 958102AT2
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240316 | 538034BC2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240316 | 02079K404
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240316 | 02079K602
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240316 | 65339KCY4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240316 | 097023204
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240316 | 594972AS0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240316 | 00971TAL5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240316 | 682189AU9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240316 | 21873SAD0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240316 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240316 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000240316 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000240316 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000240316 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000240316 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000240316 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000240316 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000240316 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240317 | 958102AT2
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240317 | 538034BC2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240317 | 02079K404
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240317 | 02079K602
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240317 | 65339KCY4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240317 | 097023204
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240317 | 594972AS0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240317 | 00971TAL5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240317 | 682189AU9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240317 | 21873SAD0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240317 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240317 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000240317 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000240317 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000240317 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000240317 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000240317 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000240317 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000240317 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028365 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028365 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028365 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028365 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028365 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028365 | 697435105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028365 | 482480100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028365 | 032654105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028365 | 92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028365 | 94106L109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028365 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028365 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000028365 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000028365 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028365 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000028365 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028365 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000028365 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028364 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028364 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028364 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028364 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028364 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028364 | 697435105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028364 | 482480100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028364 | 032654105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028364 | 92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028364 | 94106L109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028364 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028364 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000028364 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000028364 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028364 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000028364 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028364 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000028364 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000134187 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000134187 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000134187 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000134187 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000134187 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000134187 | 697435105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000134187 | 482480100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000134187 | 032654105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134187 | 92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134187 | 94106L109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134187 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000134187 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000134187 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000134187 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000134187 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000134187 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000134187 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000134187 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028363 | 46284VAN1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028363 | 00109LAA1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028363 | 527298CQ4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028363 | 98380MAB1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028363 | 92332YAD3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028363 | 67124CAB9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028363 | 65346UAA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028363 | 17888HAB9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028363 | 25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028363 | 071705AA5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028363 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028363 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000028363 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028363 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000028363 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028363 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028363 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000028363 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000028363 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028363 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028362 | 46284VAN1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028362 | 00109LAA1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028362 | 527298CQ4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028362 | 98380MAB1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028362 | 92332YAD3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028362 | 67124CAB9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028362 | 65346UAA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028362 | 17888HAB9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028362 | 25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028362 | 071705AA5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028362 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028362 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000028362 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028362 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000028362 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028362 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028362 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000028362 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000028362 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028362 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134186 | 46284VAN1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134186 | 00109LAA1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134186 | 527298CQ4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134186 | 98380MAB1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134186 | 92332YAD3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134186 | 67124CAB9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134186 | 65346UAA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134186 | 17888HAB9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134186 | 25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134186 | 071705AA5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134186 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134186 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000134186 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000134186 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000134186 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134186 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134186 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000134186 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000134186 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000134186 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028371 | 25402D102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028371 | 007973100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028371 | 596278101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028371 | 147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028371 | 98585C100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028371 | 891092108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028371 | G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028371 | 31847R102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028371 | 60471A101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028371 | 642045108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028371 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028371 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028371 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000028371 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000028371 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028371 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000028371 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028371 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000028371 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028371 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028370 | 25402D102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028370 | 007973100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028370 | 596278101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028370 | 147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028370 | 98585C100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028370 | 891092108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028370 | G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028370 | 31847R102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028370 | 60471A101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028370 | 642045108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028370 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028370 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028370 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000028370 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000028370 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028370 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000028370 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028370 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000028370 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028370 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134190 | 25402D102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134190 | 007973100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134190 | 596278101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134190 | 147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134190 | 98585C100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134190 | 891092108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134190 | G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134190 | 31847R102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134190 | 60471A101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134190 | 642045108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134190 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134190 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000134190 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000134190 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000134190 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000134190 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000134190 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000134190 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000134190 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134190 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069022 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000069022 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000069022 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000069022 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069022 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069022 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069022 | 621808906
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069022 | BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069022 | 242104909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069022 | 644085904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069022 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069022 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000069022 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000069022 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069022 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000069022 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000069023 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000069023 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000069023 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000069023 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069023 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069023 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069023 | 621808906
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069023 | BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069023 | 242104909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069023 | 644085904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069023 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069023 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000069023 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000069023 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069023 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000069023 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000156252 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000156252 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000156252 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156252 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156252 | BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156252 | 796050888
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000156252 | BMG3GS900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156252 | 626073902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156252 | 268453008
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156252 | 600521900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156252 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000156252 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000156252 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000156252 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156252 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000156252 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000156252 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156252 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156252 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156253 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000156253 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000156253 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156253 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156253 | BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156253 | 796050888
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000156253 | BMG3GS900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156253 | 626073902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156253 | 268453008
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156253 | 600521900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156253 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000156253 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000156253 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000156253 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156253 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000156253 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000156253 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156253 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156253 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156254 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000156254 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000156254 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156254 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156254 | BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156254 | 796050888
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000156254 | BMG3GS900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156254 | 626073902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156254 | 268453008
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156254 | 600521900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156254 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000156254 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000156254 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000156254 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156254 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000156254 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000156254 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156254 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156254 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028361 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028361 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028361 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028361 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028361 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028361 | 621808906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028361 | BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028361 | BF4QXG904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028361 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028361 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028361 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028361 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000028361 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000028361 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028361 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028361 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028361 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028361 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028361 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028361 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028360 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028360 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028360 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028360 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028360 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028360 | 621808906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028360 | BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028360 | BF4QXG904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028360 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028360 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028360 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028360 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000028360 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000028360 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028360 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028360 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028360 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028360 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028360 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028360 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134185 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000134185 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134185 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134185 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134185 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134185 | 621808906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134185 | BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134185 | BF4QXG904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134185 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134185 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134185 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000134185 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000134185 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000134185 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000134185 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000134185 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134185 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000134185 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134185 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134185 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150427 | 21873SAD0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150427 | 18915MAF4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150427 | ACI2Q3B79
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150427 | 40131MAB5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150427 | 00971TAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150427 | 01609WBG6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150427 | 00971TAN1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150427 | 36317GAB2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150427 | 23804LAD5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150427 | 595017BG8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150427 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150427 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000150427 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000150427 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000150427 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000150427 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000150427 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150427 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150427 | SectorU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000150428 | 21873SAD0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150428 | 18915MAF4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150428 | ACI2Q3B79
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150428 | 40131MAB5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150428 | 00971TAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150428 | 01609WBG6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150428 | 00971TAN1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150428 | 36317GAB2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150428 | 23804LAD5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150428 | 595017BG8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150428 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150428 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000150428 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000150428 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000150428 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000150428 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000150428 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150428 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150428 | SectorU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000193735 | 093671105
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000193735 | ACI19ZTM7
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193735 | 337738108
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193735 | 681919106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193735 | G4863A108
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193735 | BG0SC1908
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000193735 | 24906P109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193735 | BVYVFW900
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193735 | B0744B906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193735 | 507670909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193735 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193735 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193735 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000193735 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000193735 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000193735 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000193735 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000193735 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000193736 | 093671105
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000193736 | ACI19ZTM7
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193736 | 337738108
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193736 | 681919106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193736 | G4863A108
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193736 | BG0SC1908
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000193736 | 24906P109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193736 | BVYVFW900
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193736 | B0744B906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193736 | 507670909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193736 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193736 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193736 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000193736 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000193736 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000193736 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000193736 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000193736 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000082231 | BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000082231 | B1XH02900
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000082231 | 725147904
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000082231 | B01BN5908
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000082231 | 209115104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082231 | 30161N101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082231 | ACI2GS5R8
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000082231 | 03027X100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000082231 | 22822V101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000082231 | B1FH8J905
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000082231 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000082231 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000082231 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000082231 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000082231 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000082232 | BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000082232 | B1XH02900
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000082232 | 725147904
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000082232 | B01BN5908
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000082232 | 209115104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082232 | 30161N101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082232 | ACI2GS5R8
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000082232 | 03027X100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000082232 | 22822V101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000082232 | B1FH8J905
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000082232 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000082232 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000082232 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000082232 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000082232 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028375 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028375 | B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028375 | ACI30VPD5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028375 | 570594903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028375 | 098952906
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028375 | B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028375 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028375 | ACI14S0Q0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028375 | 680436003
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028375 | 642155907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028375 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028375 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028375 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000028375 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028375 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000028375 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028375 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028375 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028375 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000028374 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028374 | B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028374 | ACI30VPD5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028374 | 570594903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028374 | 098952906
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028374 | B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028374 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028374 | ACI14S0Q0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028374 | 680436003
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028374 | 642155907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028374 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028374 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028374 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000028374 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028374 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000028374 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028374 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028374 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028374 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000134191 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134191 | B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134191 | ACI30VPD5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134191 | 570594903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134191 | 098952906
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134191 | B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134191 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134191 | ACI14S0Q0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134191 | 680436003
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134191 | 642155907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134191 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000134191 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000134191 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000134191 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134191 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000134191 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000134191 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000134191 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000134191 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000028377 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028377 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028377 | 570594903
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028377 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028377 | 649099009
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028377 | ACI2WVZ09
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028377 | BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028377 | ACI375232
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028377 | ACI3985L1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028377 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028377 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028377 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000028377 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000028377 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028377 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028377 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000028377 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028377 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028377 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028377 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028376 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028376 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028376 | 570594903
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028376 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028376 | 649099009
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028376 | ACI2WVZ09
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028376 | BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028376 | ACI375232
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028376 | ACI3985L1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028376 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028376 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028376 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000028376 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000028376 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028376 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028376 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000028376 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028376 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028376 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028376 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000207194 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000207194 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000207194 | BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000207194 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000207194 | BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000207194 | BTMR1D904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207194 | ACI0CQYQ0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000207194 | G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207194 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000207194 | ACI37TJD0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000207194 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000207194 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000207194 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000207194 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000207194 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000207194 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000207194 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000207194 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000207192 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000207192 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000207192 | BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000207192 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000207192 | BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000207192 | BTMR1D904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207192 | ACI0CQYQ0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000207192 | G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207192 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000207192 | ACI37TJD0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000207192 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000207192 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000207192 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000207192 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000207192 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000207192 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000207192 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000207192 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000207193 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000207193 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000207193 | BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000207193 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000207193 | BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000207193 | BTMR1D904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207193 | ACI0CQYQ0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000207193 | G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207193 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000207193 | ACI37TJD0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000207193 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000207193 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000207193 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000207193 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000207193 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000207193 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000207193 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000207193 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000028359 | 25402D102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028359 | 007973100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028359 | G25457105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028359 | 339750101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028359 | 33748L101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028359 | 74967X103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028359 | 630270007
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028359 | 664114006
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028359 | 750917106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028359 | 192576106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028359 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028359 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000028359 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028359 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000028359 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028359 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000028359 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028359 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028359 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028358 | 25402D102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028358 | 007973100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028358 | G25457105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028358 | 339750101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028358 | 33748L101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028358 | 74967X103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028358 | 630270007
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028358 | 664114006
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028358 | 750917106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028358 | 192576106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028358 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028358 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000028358 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028358 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000028358 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028358 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000028358 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028358 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028358 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028379 | 570594903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028379 | 642155907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028379 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028379 | 649099009
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028379 | ACI375232
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028379 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028379 | 596651901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028379 | 689567006
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028379 | 674388905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028379 | ACI06R7K8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028379 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028379 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000028379 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000028379 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028379 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028379 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028379 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028379 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028379 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028379 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028378 | 570594903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028378 | 642155907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028378 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028378 | 649099009
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028378 | ACI375232
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028378 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028378 | 596651901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028378 | 689567006
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028378 | 674388905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028378 | ACI06R7K8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028378 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028378 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000028378 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000028378 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028378 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028378 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028378 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028378 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028378 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028378 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000134193 | 570594903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000134193 | 642155907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134193 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134193 | 649099009
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134193 | ACI375232
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134193 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134193 | 596651901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000134193 | 689567006
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134193 | 674388905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134193 | ACI06R7K8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134193 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134193 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000134193 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000134193 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134193 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134193 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000134193 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134193 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000134193 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134193 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000176375 | 03027X100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176375 | 22822V101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176375 | 74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176375 | 95040Q104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176375 | 464285204
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176375 | 828806109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176375 | 78410G104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176375 | 023608102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176375 | 92276F100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176375 | 29444U700
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176375 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000176375 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000176375 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000176375 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000176375 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000176376 | 03027X100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176376 | 22822V101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176376 | 74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176376 | 95040Q104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176376 | 464285204
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176376 | 828806109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176376 | 78410G104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176376 | 023608102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176376 | 92276F100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176376 | 29444U700
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176376 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000176376 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000176376 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000176376 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000176376 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000176377 | 03027X100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176377 | 22822V101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176377 | 74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176377 | 95040Q104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176377 | 464285204
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176377 | 828806109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176377 | 78410G104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176377 | 023608102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176377 | 92276F100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176377 | 29444U700
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176377 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000176377 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000176377 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000176377 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000176377 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	38.60%